Item 1. Schedule of Investments


 T. Rowe Price Mid-Cap Value Fund
 (Unaudited)                                        September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                       Shares/$ Par     Value
 (Cost and value in $ 000s)

 COMMON STOCKS  91.7%
 CONSUMER DISCRETIONARY  17.0%
 Hotels, Restaurants & Leisure  0.4%
 Darden Restaurants                                    700,000       16,324

                                                                     16,324

 Household Durables  1.0%
 Newell Rubbermaid                                     1,960,000     39,278

                                                                     39,278

 Leisure Equipment & Products  1.8%
 Mattel                                                3,795,000     68,803

                                                                     68,803

 Media  10.1%
 Cablevision Systems, Class A *                        2,295,000     46,543

 Cox Radio, Class A *                                  832,100       12,415

 Dow Jones                                             1,254,400     50,941

 Entercom Communications *                             1,451,600     47,409

 Hearst-Argyle Television                              238,300       5,826

 Meredith                                              666,200       34,229

 New York Times, Class A                               980,000       38,318

 Pearson (GBP)                                         3,210,000     34,332

 Reuters (GBP)                                         4,425,000     24,945

 Scholastic *                                          1,132,900     34,995

 Tribune                                               880,000       36,212

 Washington Post, Class B                              28,905        26,593

                                                                     392,758

 Multiline Retail  2.1%
 Big Lots *                                            976,500       11,943

 Dillards, Class A                                     1,435,000     28,327

 Family Dollar Stores                                  1,560,000     42,276

                                                                     82,546

 Specialty Retail  1.5%
 Abercrombie & Fitch, Class A                          450,000       14,175

 GAP                                                   1,571,000     29,378

 Weight Watchers *                                     350,000       13,587

                                                                     57,140

 Textiles, Apparel, & Luxury Goods  0.1%
 Unifi *                                               1,661,500     3,788

                                                                     3,788

 Total Consumer Discretionary                                        660,637

 CONSUMER STAPLES  2.6%
 Food Products  2.6%
 Archer-Daniels-Midland                                649,000       11,020

 Campbell Soup                                         2,208,700     58,067

 Heinz                                                 931,000       33,534

 Total Consumer Staples                                              102,621

 ENERGY  6.6%
 Energy Equipment & Services  5.7%
 Cooper Cameron *                                      340,000       18,646

 Diamond Offshore Drilling                             3,540,000     116,784

 Grant Prideco *                                       2,200,300     45,084

 Hanover Compressor *                                  2,095,000     28,178

 Petroleum Geo-Services ADR *                          300,000       14,535

                                                                     223,227

 Oil & Gas  0.9%
 Forest Oil *                                          265,000       7,982

 Murphy Oil                                            290,000       25,163

                                                                     33,145

 Total Energy                                                        256,372

 FINANCIALS  20.6%
 Capital Markets  3.9%
 Charles Schwab                                        5,002,900     45,977

 Federated Investors, Class B                          790,000       22,468

 Janus Capital Group                                   2,448,900     33,329

 LaBranche & Co. *                                     1,771,100     14,966

 Northern Trust                                        804,000       32,803

                                                                     149,543

 Commercial Banks  4.9%
 Citizens Banking                                      280,000       9,120

 Commerce Bancshares                                   392,773       18,888

 First Horizon National                                675,000       29,268

 Huntington Bancshares                                 1,350,000     33,628

 PNC Financial Services Group                          600,000       32,460

 Regions Financial                                     800,000       26,448

 Synovus Financial                                     1,540,000     40,271

                                                                     190,083

 Consumer Finance  0.9%
 Moneygram International                               2,082,000     35,561

                                                                     35,561

 Diversified Financial Services  0.2%
 Groupe Bruxelles Lambert (EUR)                        120,000       8,367

                                                                     8,367

 Insurance  8.4%
 Aon                                                   731,900       21,035

 Axis Capital Holdings                                 701,300       18,234

 Genworth Financial, Class A *                         1,870,000     43,571

 Jefferson Pilot                                       475,000       23,588

 Loews                                                 410,000       23,985

 Ohio Casualty *                                       1,293,000     27,062

 Protective Life                                       425,000       16,707

 SAFECO                                                598,700       27,331

 St. Paul Companies                                    1,716,975     56,763

 UnumProvident                                         2,262,700     35,502

 XL Capital                                            458,200       33,902

                                                                     327,680

 Real Estate  1.0%
 Apartment Investment & Management, REIT, Class A      800,000       27,824

 Equity Office Properties, REIT                        465,000       12,671

                                                                     40,495

 Thrifts & Mortgage Finance  1.3%
 New York Community Bancorp                            780,000       16,021

 Radian                                                715,000       33,055

                                                                     49,076

 Total Financials                                                    800,805

 HEALTH CARE  7.7%
 Biotechnology  1.9%
 Human Genome Sciences *                               1,000,000     10,910

 MedImmune *                                           2,165,000     51,310

 Vertex Pharmaceuticals *                              1,070,000     11,235

                                                                     73,455

 Health Care Providers & Services  4.8%
 Accredo Health *                                      590,000       13,906

 AmerisourceBergen                                     850,000       45,654

 Community Health System *                             200,000       5,336

 HealthSouth *                                         6,150,000     31,365

 Lincare Holdings *                                    1,440,000     42,782

 Tenet Healthcare *                                    4,555,000     49,149

                                                                     188,192

 Pharmaceuticals  1.0%
 Andrx *                                               137,000       3,063

 Barr Pharmaceuticals *                                150,000       6,215

 Mylan Laboratories                                    850,000       15,300

 Valeant Pharmaceuticals                               500,000       12,060

                                                                     36,638

 Total Health Care                                                   298,285

 INDUSTRIALS & BUSINESS SERVICES  9.1%
 Aerospace & Defense  1.8%
 Raytheon                                              1,079,000     40,981

 Rockwell Collins                                      792,200       29,422

                                                                     70,403

 Airlines  1.1%
 Southwest Airlines                                    3,170,000     43,175

                                                                     43,175

 Commercial Services & Supplies  3.3%
 Equifax                                               1,575,000     41,517

 Herman Miller                                         765,100       18,860

 Manpower                                              960,000       42,710

 ServiceMaster                                         1,253,000     16,114

 Viad                                                  295,500       7,012

                                                                     126,213

 Road & Rail  2.9%
 CSX                                                   1,475,000     48,970

 Laidlaw International *                               1,270,000     20,892

 Union Pacific                                         750,000       43,950

                                                                     113,812

 Total Industrials & Business Services                               353,603

 INFORMATION TECHNOLOGY  10.7%
 Communications Equipment  0.1%
 Tellabs *                                             460,000       4,228

                                                                     4,228

 Electronic Equipment & Instruments  2.4%
 AVX                                                   2,331,100     27,623

 Jabil Circuit *                                       850,000       19,550

 Molex, Class A                                        1,656,200     43,575

                                                                     90,748

 IT Services  2.6%
 BearingPoint *                                        4,602,400     41,145

 BISYS Group *                                         2,720,000     39,739

 Ceridian *                                            736,700       13,563

 Hewitt Associates, Class A *                          252,000       6,668

                                                                     101,115

 Semiconductor & Semiconductor Equipment  1.4%
 Novellus Systems *                                    1,775,000     47,197

 NVIDIA *                                              500,000       7,260

                                                                     54,457

 Software  4.2%
 BMC Software *                                        2,642,000     41,770

 Cadence Design Systems *                              1,090,000     14,214

 Intuit *                                              870,000       39,498

 McAfee *                                              1,640,000     32,964

 Synopsys *                                            2,230,000     35,301

                                                                     163,747

 Total Information Technology                                        414,295

 MATERIALS  6.8%
 Chemicals  1.5%
 Agrium                                                530,000       9,413

 Great Lakes Chemical                                  964,000       24,679

 IMC Global *                                          821,000       14,277

 Potash Corp./Saskatchewan                             178,000       11,422

                                                                     59,791

 Metals & Mining  2.2%
 Harmony Gold ADR                                      2,780,000     37,863

 Meridian Gold *                                       1,842,800     30,812

 Teck Cominco, Class B (CAD)                           750,000       16,129

                                                                     84,804

 Paper & Forest Products  3.1%
 Bowater                                               1,115,000     42,582

 Domtar                                                200,000       2,408

 Domtar (CAD)                                          2,259,500     27,144

 MeadWestvaco                                          1,227,200     39,148

 Potlatch                                              224,700       10,518

                                                                     121,800

 Total Materials                                                     266,395

 TELECOMMUNICATION SERVICES  2.6%
 Diversified Telecommunication Services  1.6%
 AT&T                                                  1,795,000     25,705

 Qwest Communications International *                  11,388,700    37,924

                                                                     63,629

 Wireless Telecommunication Services  1.0%
 Crown Castle International *                          338,400       5,035

 Telephone and Data Systems                            389,000       32,742

 U. S. Cellular *                                      31,500        1,359

                                                                     39,136

 Total Telecommunication Services                                    102,765

 UTILITIES  8.0%
 Electric Utilities  3.4%
 El Paso Electric *                                    970,000       15,588

 FirstEnergy                                           748,200       30,736

 Pinnacle West Capital                                 389,500       16,164

 Teco Energy                                           4,580,000     61,968

 XCEL Energy                                           462,300       8,007

                                                                     132,463

 Gas Utilities  1.2%
 NiSource                                              2,277,000     47,840

                                                                     47,840

 Multi-Utilities & Unregulated Power  3.4%
 CMS Energy *                                          1,417,000     13,490

 Duke Energy                                           1,965,000     44,979

 Dynegy, Class A *                                     7,105,000     35,454

 NRG Energy *                                          1,412,500     38,052

                                                                     131,975

 Total Utilities                                                     312,278

 Total Common Stocks (Cost  $3,300,279)                              3,568,056

 CONVERTIBLE BONDS  0.1%
 XCEL Energy, 144A, 7.50%, 11/21/07                    1,365,000     2,097

 Total Convertible Bonds (Cost  $1,365)                              2,097

 SHORT-TERM INVESTMENTS  8.5%
 Money Market Fund  8.5%
 T. Rowe Price Reserve Investment Fund, 1.68% #+       332,692,560   332,693

 Total Short-Term Investments (Cost  $332,693)                       332,693

 Total Investments in Securities
 100.3% of Net Assets (Cost $3,634,337)                $             3,902,846


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $2,097 and represents 0.1% of net assets
 ADR  American Depository Receipts
 CAD  Canadian dollar
 EUR  Euro
 GBP  British pound
 REIT Real Estate Investment Trust


 +Affiliated Companies
 ($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.
                         Purchase   Sales   Realized  Investment     Value
 Affiliate               Cost       Cost    Gain/(Loss) Income  9/30/04 12/31/03
 Unifi                   4,495      10,642    (8,487)     -         -     **
 T. Rowe Price Reserve
  Investment Fund***     ***       ***          ***     2,174  322,693   106,611
 Totals                                       (8,487)   2,174  322,693   106,611

 ** The issuer was not considered an affiliated company at December 31, 2003. *** Realized gain/(loss)and purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Mid-Cap Value Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At September 30, 2004, the fund's investment in the T. Rowe Price Reserve Investment Fund was its only affiliated holding and represented 8.5% of the value of the fund's investments in securities.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $3,634,337,000. Net unrealized gain aggregated $268,513,000 at period-end, of which $364,144,000 related to appreciated investments and $95,631,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004